Equity affiliates, other investments and related parties - Equity instruments reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	$ 1,421	$ 1,727
Increase - Decrease	237	(372)
Change in fair value	120	66
Equity instruments as of the end of the period	1,778	1,421
Other Comprehensive Income
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	362	284
Increase - Decrease	2	80
Change in fair value	142	(2)
Equity instruments as of the end of the period	506	362
Other Comprehensive Income | Enphase Energy Inc.
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	36
Increase - Decrease	(5)
Change in fair value	142
Equity instruments as of the end of the period	173	36
Other Comprehensive Income | Tellurian Investments Inc
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	207	207
Equity instruments as of the end of the period	207	207
Other Comprehensive Income | Other equity securities (unit value below $50 million), excluding Enphase Energy
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	119
Increase - Decrease	7
Equity instruments as of the end of the period	126	119
Other Comprehensive Income | Other equity securities (unit value below $50 million)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	155	77
Increase - Decrease		80
Change in fair value		(2)
Equity instruments as of the end of the period		155
Fair value through P&L - assets
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	1,059	1,443
Increase - Decrease	235	(452)
Change in fair value	(22)	68
Equity instruments as of the end of the period	1,272	1,059
Fair value through P&L - assets | BBPP
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	62	62
Equity instruments as of the end of the period	62	62
Fair value through P&L - assets | BTC Limited
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	50	55
Change in fair value	(22)	(5)
Equity instruments as of the end of the period	28	50
Fair value through P&L - assets | Tas Helat Marketing Company
Financial structure, financial costs and financial instruments
Increase - Decrease	108
Equity instruments as of the end of the period	108
Fair value through P&L - assets | DUNKERQUE LNG SAS
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period		144
Increase - Decrease		(217)
Change in fair value		73
Fair value through P&L - assets | Total Lubrificantes do Brasil
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	111
Increase - Decrease	(111)	111
Equity instruments as of the end of the period		111
Fair value through P&L - assets | Other equity securities (unit value below $50 million)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	836	1,182
Increase - Decrease	238	(346)
Equity instruments as of the end of the period	$ 1,074	$ 836